Borrowings and derivative financial instrument - Fair Value (Details) - ZAR (R) R in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Discount rate	10.74%	10.52%	4.18%
Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R 18,949	R 17,379	R 18,664
Level 1 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	18,949	17,379
Level 1 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Level 1 | US$ Convertible bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Level 1 | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities			18,664
Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	7,471	0	0
Level 2 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 2 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0	0
Level 2 | US$ Convertible bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities	7,471
Level 2 | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities			0
Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,509	2,245	2,996
Level 3 | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0	0
Level 3 | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,509	2,245	2,996
Level 3 | US$ Convertible bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0
Level 3 | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities			0
Carrying value
Disclosure of fair value measurement of liabilities [line items]
Liabilities	32,571	22,680	20,292
Carrying value | 2026 and 2029 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities	22,042	20,140
Carrying value | Burnstone Debt
Disclosure of fair value measurement of liabilities [line items]
Liabilities	2,991	R 2,540	1,507
Carrying value | US$ Convertible bond
Disclosure of fair value measurement of liabilities [line items]
Liabilities	R 7,538
Carrying value | 2022 and 2025 Notes
Disclosure of fair value measurement of liabilities [line items]
Liabilities			R 18,785